Organization Business and Going Concern (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 13, 2022
Preferred stock, shares par value		$ 0.0001	$ 0.0001
Working capital deficiency	$ (49,000)	$ (500,000)
Revenue	1,000,000.0	800,000
Net proceeds issuance of preferred stock and relate party loans	3,900,000	3,100,000
Net loss	$ 10,900,000	6,900,000
Due to related parties		$ 600,000
Convertible Series C Preferred Stock
Preferred stock, shares par value				$ 0.0001
Preferred Stock, Shares Issued				166,667
Preferred Stock, Closing Value				$ 4,200,000
Royalty Obligation Gross Sales Basis				10.00%